Shareholders of Global Blue Group Holding AG - Disclosure of detailed information about shareholding composition (Details) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	216,252,951	211,252,951	40,000,000
Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,735,950	30,735,950	0
Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	198,323,474	198,323,474	40,000,000
Ownership (in percentage)	100.00%	100.00%	100.00%
Global Blue Group Holding AG | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,735,950	30,735,950	0
Global Blue Group Holding AG | Ant Group, Tom Farley
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	3,723,363	3,723,363
Ownership (in percentage)	1.90%	1.90%
Global Blue Group Holding AG | Ant Group, Tom Farley | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Global Blue Group Holding AG | Ant Group, Management
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	5,072,012	5,072,012
Ownership (in percentage)	2.60%	2.60%
Global Blue Group Holding AG | Ant Group, Management | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Global Blue Group Holding AG | Ant Group, EBT
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	1,190,415	1,190,415
Ownership (in percentage)	0.60%	0.60%
Global Blue Group Holding AG | Ant Group, EBT | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	516,317	516,317
Global Blue Group Holding AG | GB Directors, Executive Management And Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,985,790	9,985,790
Ownership (in percentage)	5.00%	5.00%
Global Blue Group Holding AG | GB Directors, Executive Management And Other Employees | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	516,317	516,317
Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	21,539,634	20,468,205
Ownership (in percentage)	10.90%	10.30%
Global Blue Group Holding AG | Other Shareholders | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,969,283	20,969,283
Global Blue Group Holding AG | Global Blue Holding LP
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	40,000,000
Ownership (in percentage)	0.00%	0.00%	100.00%
Global Blue Group Holding AG | Global Blue Holding LP | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			0
Global Blue Group Holding AG | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	109,229,085	109,987,559
Ownership (in percentage)	55.10%	55.50%
Global Blue Group Holding AG | Silver Lake And Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6,548,415	6,548,415
Global Blue Group Holding AG | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	45,068,965	45,381,920
Ownership (in percentage)	22.70%	22.90%
Global Blue Group Holding AG | Partners Group and Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,701,935	2,701,935
Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000	12,500,000
Ownership (in percentage)	6.30%	6.30%
Global Blue Group Holding AG | Ant Group | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Global Blue Group Holding AG | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	17,929,477	12,929,477	0
Global Blue Group Holding AG | GB Group | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	192,534,962	187,534,962	40,000,000
Ordinary shares | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	180,534,962	180,534,962	40,000,000
Ordinary shares | Global Blue Group Holding AG | Ant Group, Tom Farley
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	3,723,363	3,723,363
Ordinary shares | Global Blue Group Holding AG | Ant Group, Management
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,297,259	4,297,259
Ordinary shares | Global Blue Group Holding AG | Ant Group, EBT
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	1,086,280	1,086,280
Ordinary shares | Global Blue Group Holding AG | GB Directors, Executive Management And Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,106,902	9,106,902
Ordinary shares | Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	21,539,634	20,468,205
Ordinary shares | Global Blue Group Holding AG | Global Blue Holding LP
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	40,000,000
Ordinary shares | Global Blue Group Holding AG | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	97,258,598	98,017,072
Ordinary shares | Global Blue Group Holding AG | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	40,129,828	40,442,783
Ordinary shares | Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000	12,500,000
Ordinary shares | Global Blue Group Holding AG | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,000,000	7,000,000	0
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	23,717,989	23,717,989	0
Preference shares | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	17,788,512	17,788,512	0
Preference shares | Global Blue Group Holding AG | Ant Group, Tom Farley
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Preference shares | Global Blue Group Holding AG | Ant Group, Management
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	774,753	774,753
Preference shares | Global Blue Group Holding AG | Ant Group, EBT
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	104,135	104,135
Preference shares | Global Blue Group Holding AG | GB Directors, Executive Management And Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	878,888	878,888
Preference shares | Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Preference shares | Global Blue Group Holding AG | Global Blue Holding LP
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0
Preference shares | Global Blue Group Holding AG | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,970,487	11,970,487
Preference shares | Global Blue Group Holding AG | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,939,137	4,939,137
Preference shares | Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Preference shares | Global Blue Group Holding AG | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	5,929,477	5,929,477	0